PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property Plant and Equipment

		12.31.2025
	Estimated useful life	At December 31, 2024	Additions	Depreciation	Disposals	Reclassifications*	Translation adjustments	At December 31, 2025	Cost	Depreciation
Buildings and improvements	25 to 60	448.1	2.3	(24.1)	—	41.3	1.6	469.2	730.7	(261.5)
Machinery and equipment	10 to 35	431.3	40.8	(35.5)	(2.4)	59.2	11.1	504.5	919.7	(415.2)
Tooling	10 to 25	217.8	11.6	(22.7)	(1.4)	14.0	3.5	222.8	664.7	(441.9)
Construction in progress	-	124.2	103.1	—	(1.6)	(122.2)	4.9	108.4	108.4	—
Exchange pool program assets	30	614.2	59.4	(20.6)	(15.7)	47.8	29.0	714.1	968.7	(254.6)
Installations	5 to 35	51.1	—	(3.2)	(0.1)	2.1	0.7	50.6	91.0	(40.4)
Aircraft	5 to 51	16.7	—	—	—	—	0.2	16.9	21.4	(4.5)
Computers and peripherals	3 to 10	13.7	6.9	(5.4)	(0.1)	0.8	(0.2)	15.7	113.3	(97.6)
Land	-	9.5	—	—	—	—	0.1	9.6	9.6	—
Furniture and fixtures	5 to 30	11.5	2.6	(2.5)	(0.5)	4.5	(0.1)	15.5	43.4	(27.9)
Vehicles	5 to 10	3.2	0.6	(0.7)	(0.1)	0.3	0.4	3.7	12.7	(9.0)
Other assets	-	—	—	—	—	—	—	—	19.1	(19.1)
		1,941.3	227.3	(114.7)	(21.9)	47.8	51.2	2,131.0	3,702.7	(1,571.7)

		12.31.2024
	Estimated useful life	At December 31, 2023	Additions	Depreciation	Disposals	Reclassifications*	Translation adjustments	At December 31, 2024	Cost	Depreciation
Buildings and improvements	25 to 60	451.2	1.3	(20.0)	—	17.1	(1.5)	448.1	683.2	(235.1)
Machinery and equipment	10 to 35	330.4	64.7	(27.7)	(1.2)	66.0	(0.9)	431.3	852.8	(421.5)
Tooling	10 to 25	217.8	17.3	(23.0)	(0.5)	6.3	(0.1)	217.8	646.2	(428.4)
Construction in progress	-	121.1	101.6	—	—	(94.4)	(4.1)	124.2	124.2	—
Exchange pool program assets	30	567.1	47.8	(17.4)	(14.3)	36.4	(5.4)	614.2	840.8	(226.6)
Installations	5 to 35	49.3	—	(1.9)	—	4.0	(0.3)	51.1	92.2	(41.1)
Aircraft	5 to 51	—	—	(0.2)	—	16.9	—	16.7	21.4	(4.7)
Computers and peripherals	3 to 10	8.4	8.2	(3.2)	—	0.5	(0.2)	13.7	108.4	(94.7)
Land	-	10.2	0.1	—	(0.8)	—	—	9.5	9.5	—
Furniture and fixtures	5 to 30	12.0	1.5	(2.3)	(0.1)	0.5	(0.1)	11.5	41.2	(29.7)
Vehicles	5 to 10	3.2	0.6	(0.5)	—	—	(0.1)	3.2	11.9	(8.7)
Other assets	-	—	—	—	—	—	—	—	19.1	(19.1)
		1,770.7	243.1	(96.2)	(16.9)	53.3	(12.7)	1,941.3	3,450.9	(1,509.6)

		12.31.2023
	At Estimated useful life	At December 31, 2022	Additions	Depreciation	Disposals	Reclassifications*	Translation adjustments	At December 31, 2023	Cost	Depreciation
Buildings and improvements	25 to 60	459.0	2.8	(20.0)	(0.5)	9.2	0.7	451.2	667.4	(216.2)
Machinery and equipment	10 to 35	327.9	29.9	(25.0)	(9.4)	5.8	1.2	330.4	733.6	(403.2)
Tooling	10 to 25	226.2	13.4	(21.9)	(0.1)	0.2	—	217.8	623.8	(406.0)
Construction in progress	-	51.5	81.0	—	—	(17.4)	6.0	121.1	121.1	—
Exchange pool program assets	30	498.1	106.9	(16.0)	(12.3)	(15.3)	5.7	567.1	789.4	(222.3)
Installations	5 to 35	51.8	—	(2.8)	(0.3)	0.4	0.2	49.3	88.7	(39.4)
Aircraft	5 to 51	0.2	—	(0.2)	—	—	—	—	4.5	(4.5)
Computers and peripherals	3 to 10	8.4	2.8	(3.1)	(0.9)	0.4	0.8	8.4	102.1	(93.7)
Land	-	10.2	—	—	—	—	—	10.2	10.2	—
Furniture and fixtures	5 to 30	13.5	1.1	(2.6)	(0.3)	0.3	—	12.0	40.3	(28.3)
Vehicles	5 to 10	2.4	0.2	(0.5)	—	1.1	—	3.2	11.9	(8.7)
Other assets	-	—	0.6	(0.6)	—	—	—	—	19.1	(19.1)
		1,649.2	238.7	(92.7)	(23.8)	(15.3)	14.6	1,770.7	3,212.1	(1,441.4)
(*)Non-cash transactions: reclassifications between property, plant and equipment and inventories.